Supplemental Cash Flow Disclosure - Summary of Changes in Operating Assets and Liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Trade and other receivables	$ 2,519,493	$ (2,749,349)	$ (163,066)	$ (8,518,941)
Prepaid expenses	1,107,312	(465,022)	(279,770)	(994,471)
Inventories	(1,829,027)	(1,188,778)	(2,674,208)	(17,631,474)
Trade and other payables	1,766,915	(7,067,094)	2,654,024	11,965,278
Deferred revenues	(154,540)	452,621	(1,563,113)	634,393
Provisions	4,742,091	(1,256,033)	(1,137,281)	733,755
Changes in operating assets and liabilities	$ 8,087,556	$ (12,426,342)	$ (3,163,414)	$ (13,811,460)